DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2017
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows

Years ended December 31,	2017	2016

Straight-line rent amortization	$1,101	$(371)
Tenant incentive amortization	5,410	5,236
Unit-based compensation expense (note 11(b))	4,912	3,682
Fair value gains on investment properties	(212,106)	(175,924)
Depreciation and amortization	335	707
Fair value losses on financial instruments	823	1,150
Loss on sale of investment properties	427	2,420
Amortization of issuance costs relating to debentures	542	1,749
Amortization of deferred financing costs	219	193
Deferred income taxes	5,709	40,744
Other	98	(1,450)

	$(192,530)	$(121,864)

Schedule of changes in working capital balances

Years ended December 31,	2017	2016

Accounts receivable	$(1,191)	$2,723
Prepaid expenses and other	(362)	333
Accounts payable and accrued liabilities	(4,681)	(2,448)
Deferred revenue	(1,411)	(1,376)
Restricted cash	48	727

	$(7,597)	$(41)

Schedule of cash and cash equivalents

Years ended December 31,	2017	2016

Cash	$55,608	$109,414
Short-term deposits	13,411	136,801

	$69,019	$246,215